May 5, 2003


Filed Via EDGAR (CIK #0000798523)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      FRANKLIN NEW YORK TAX-FREE TRUST
                  File Nos. 33-7785 and 811-4787

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2003.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST



David P. Goss
Associate General Counsel

DPG/cd

cc:      Bruce G. Leto, Esq.